Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Comprehensive income [abstract]
Net income (loss)	$ (530,217)	$ (302,466)	$ 583,270
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(211,321)	372,020	(50,985)
Items that will not be reclassified to profit or loss
Actuarial gain (loss) on defined benefit plans	14,724	22,628	(5,050)
Income tax on items that will not be reclassified to profit or loss	(2,969)	(4,844)	1,665
Total other comprehensive income (loss)	(199,566)	389,804	(54,370)
Total comprehensive income (loss)	(729,783)	87,338	528,900
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	(212,076)	19,676	142,787
Non-controlling interest	(517,707)	67,662	386,113
Total comprehensive income, net	$ (729,783)	$ 87,338	$ 528,900